Other liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2024
Other liabilities and provisions
Schedule of other liabilities and provisions

	At June 30,	At December 31,
	2024	2023
	$'m	$'m
Other liabilities
Non-current	18	33
Provisions
Current	21	37
Non-current	13	11
	52	81